RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 – related party transactions

The Company’s President, Zhixin Liu, paid certain operating expenses on behalf of the Company. As of December 31, 2017 and June 30, 2017, the amounts due to the President were $109,136 and $129,874, respectively. These amounts are interest-free, unsecured and due on demand. The Company has not received any demand for payments.

On January 1, 2016, the Company’s President entered into a car rental agreement with the Company. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of approximately $753. The agreement expired on December 31, 2016. The agreement was renewed and the term was extended to December 31, 2018.

The rent paid under this agreement was $4,516 and $4,500 for the six months ended December 31, 2017 and 2016 respectively. The rent paid under this agreement was $2,258 and $2,250 for the three months ended December 31, 2017 and 2016 respectively.

On November 11, 2017, the Company bought a second-hand car of $3,011 from Harbin Jinfenglvyuan Biotechnology Co., Ltd, a related entity owned by Mr. Fu Liu.

In April 2017, the Company’s President entered into an apartment rental agreement with the Company. Pursuant to the agreement, the Company rents an apartment from the Company’s president with an annual rent of approximately $3,011. The agreement will be expired on April 30, 2018.

Note 10 – related party transactions

The Company’s President, Zhixin Liu, paid certain operating expenses on behalf of the Company. As of June 30, 2017 and June 30, 2016, the amounts due to the President were $129,874 and $176,621, respectively. These amounts are interest-free, unsecured and due on demand. The Company has not received any demand for payments.

On January 1, 2016, the Company’s President entered into a car rental agreement with the Company. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of approximately $734. The agreement expired on December 31, 2016 but was extended by the parties to December 31, 2018.

The rent paid under this agreement was $8,808 and $9,336 for the years ended June 30, 2017 and 2016 respectively.